CONSOLIDATED STATEMENTS OF INCOME (LOSS) - USD ($) $ in Thousands	12 Months Ended
	Dec. 31, 2021	Dec. 31, 2020		Dec. 31, 2019
Revenues:
Total revenues	$ 214,970	$ 166,135	[1]	$ 257,334	[1]
Cost of revenues:
Total cost of revenues	143,703	124,755	[1]	161,137	[1]
Gross profit	71,267	41,380	[1]	96,197	[1]
Operating expenses:
Research and development, net	31,336	26,303		30,184
Selling and marketing	21,512	16,871		21,488
General and administrative	15,587	14,063		18,515
Merger, acquisition and related litigation expenses (income), net		(53,633)		118
Impairment of held for sale asset	651
Total operating expenses	69,086	3,604		70,305
Operating income	2,181	37,776	[1]	25,892	[1]
Financial expenses, net	1,722	1,907		2,617
Income before taxes on income	459	35,869	[1]	23,275	[1]
Taxes on income (tax benefit)	3,492	793		(13,583)
Net income (loss)	$ (3,033)	$ 35,076	[1]	$ 36,858	[1]
Total earnings (loss) per share:
Basic	$ (0.05)	$ 0.63	[1]	$ 0.67	[1]
Diluted	$ (0.05)	$ 0.63	[1]	$ 0.66	[1]
Weighted average number of shares used in computing earnings (loss) per share:
Basic	56,401,074	55,516,113		55,368,703
Diluted	56,401,074	55,583,474		56,030,976
Products [Member]
Revenues:
Total revenues	$ 139,972	$ 94,435	[1]	$ 179,685	[1]
Cost of revenues:
Total cost of revenues	100,460	84,385	[1]	115,593	[1]
Services [Member]
Revenues:
Total revenues	74,998	71,700	[1]	77,649	[1]
Cost of revenues:
Total cost of revenues	$ 43,243	$ 40,370	[1]	$ 45,544	[1]

[1]	The Company restated previously issued consolidated financial statements. See Note 2 and Note 17 for additional information.